Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details) (USD $)	12 Months Ended
Nov. 30, 2013
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 1	10
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 2	10
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 3	96.5
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 4	98.8
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 5	$ 104
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 6	$ 105
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 7	2.51
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 8	2.55
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 9	1.53
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 10	1.86
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 11	0
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 12	0